Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended		3 Months Ended
	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]
Unrealized loss on available for sale securities, before tax	$ 48	$ (188)	$ (362)	$ (17)
Unrealized loss on available for sale securities, tax	$ 12	$ (64)	$ (142)	$ (7)